Notes Payable - Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Payable Related Party One [Member]
Short-term Debt [Line Items]
Schedule of changes in notes payable to related party
December 31, 2017

Notes payable – related party at beginning of period	222,000
Borrowings on notes payable – related party	215,500
Notes payable – related party	437,500
Accrued interest	$33,103

Notes Payable Related Party Two [Member]
Short-term Debt [Line Items]
Schedule of changes in notes payable to related party
	At December 31, 2018	At December 31, 2017
Notes payable	$100,000	$100,000
Accrued interest	$17,688	$10,688

Notes Payable Related Party [Member]
Short-term Debt [Line Items]
Schedule of changes in notes payable to related party
	At March 31, 2019	At December 31, 2018
Notes payable	$100,000	$100,000
Accrued interest	$19,438	$17,688